EQUITY-BASED COMPENSATION AND PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Assumptions Used

The following table summarizes the range of assumptions used in the Black-Scholes model for options granted in the years ended December 31, 2016, 2015 and 2014.

	2016	2015	2014
Expected term (in years)	2.82 - 4.32	3.03 - 4.79	3.15 - 5.00
Risk free interest rate	3.01%	2.99% - 3.01%	2.99% - 3.01%
Volatility	25%	25%	30%
Dividend yield	0%	0%	0%

Summary of Outstanding Options

The following table provides the outstanding Options as of December 31, 2016 and the changes in the period:

	Options	Weighted- Average Exercise Price per Unit	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	26,986,045	$1.24
Granted	5,650,000	1.56
Forfeited	(55,000)	1.42
Redeemed	(2,575,000)	1.00

Outstanding at December 31, 2016	30,006,045	$1.31	3.8	$14,620

Exercisable at December 31, 2016	21,131,045	$1.23	2.8	$11,941